Provisions (Tables)	12 Months Ended
Mar. 31, 2024
Provisions [abstract]
Summary of detailed information about provisions

	As at March 31,
	2023		2024
Non-current
Provision for warranty	₹ ^		₹	-
	₹ ^		₹	-
Current
Provision for onerous contracts	₹	1,590	₹	1,599
Provision for warranty		456		217
Others		503		155
	₹	2,549	₹	1,971
	₹	2,549	₹	1,971

^ Value is less than 1

Summary of Activity for Provision for Warranty and Other Provisions

A summary of activity in provision for warranty, provision for onerous contracts and other provisions is as follows:

	Year ended March 31, 2023								Year ended March 31, 2024
	Provision for warranty		Provision for onerous contracts (1)		Others		Total		Provision for warranty		Provision for onerous contracts		Others		Total
Balance at the beginning of the year	₹	295	₹	1,946	₹	531	₹	2,772	₹	456	₹	1,590	₹	503	₹	2,549
Additional provision during the year		414		866		-		1,280		151		916		-		1,067
Utilized/written-back during the year		(253)		(1,222)		(28)		(1,503)		(390)		(911)		(348)		(1,649)
Translation adjustment		-		-		-		-		-		4		-		4
Balance at the end of the year	₹	456	₹	1,590	₹	503	₹	2,549	₹	217	₹	1,599	₹	155	₹	1,971

(1) Addition in Provision for onerous contracts for the year ended March 31, 2023 includes ₹ 51 towards adoption of Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract.